UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04466

Monetta Fund, Inc.

-----------------------------------------------------------------

(Exact name of registrant as specified in charter)

1776 S. Naperville Road, Suite 100

Wheaton, IL 60189-5831

-----------------------------------------------------------------

(Address of principal executive offices) (Zip Code)

Monetta Financial Services, Inc.

1776-A S. Naperville Road, Suite 100

Wheaton, IL 60189-5831

-----------------------------------------------------------------

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-630-462-9800

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS

The following is the schedule of investments as of September 30, 2012 for the Monetta Fund, Inc., a Maryland corporation.

Schedule of Investments (Unaudited)		September 30, 2012
Monetta Fund

COMMON STOCKS - 92.3%
NUMBER OF SHARES		VALUE
Consumer Discretionary - 24.6%

Automobiles & Components - 4.1%
115,000	Ford Motor Co.	1,133,900
15,000	TRW Automotive Holdings Corp.*	655,650
		1,789,550

Consumer Durables & Apparel - 2.0%
25,000	Lennar Corp. - CL A	869,250

Consumer Services - 3.5%
60,000	MGM Resorts Int'l*	645,000
10,000	McDonald's Corp.	917,500
		1,562,500

Media - 6.1%
23,000	Walt Disney Co.	1,202,440
14,000	DIRECTV - CL A*	734,440
30,000	News Corp. - CL A	735,900
		2,672,780

Retailing - 8.9%
5,000	Amazon.com Inc.*	1,271,600
14,500	Expedia Inc.	838,680
20,000	Home Depot Inc.	1,207,400
1,000	Priceline.com Inc.*	618,730
		3,936,410

Consumer Staples - 3.6%

Food Beverage & Tobacco - 3.6%
10,000	Dr. Pepper Snapple Group Inc.	445,300
16,000	PepsiCo Inc.	1,132,320
		1,577,620

Energy - 5.3%

Energy - 5.3%
6,000	EOG Resources Inc.	672,300
12,000	National Oilwell Varco Inc.	961,320
10,000	Schlumberger Ltd.	723,300
		2,356,920

Financials - 11.1%

Diversified Financials - 9.2%
250,000	Bank of America Corp.	2,207,500
5,000	Goldman Sachs Group Inc.	568,400
32,000	JPMorgan Chase & Co.	1,295,360
		4,071,260

Insurance - 1.9%
25,000	American International Group Inc.*	819,750

Health Care - 11.2%

Health Care Equipment & Services - 4.5%
9,000	Cerner Corp.*	696,690
14,000	UnitedHealth Group Inc.	775,740
9,000	WellPoint Inc.	522,090
		1,994,520

Pharmaceuticals & Biotechnology - 6.7%
65,000	Amarin Corp. plc - ADR (b)*	819,000
17,000	Celgene Corp.*	1,298,800
12,000	Johnson & Johnson	826,920
		2,944,720

Industrials - 4.3%

Capital Goods - 4.3%
10,000	Caterpillar Inc.	860,400
8,500	Fluor Corp.	478,380
12,000	Ingersoll-Rand plc	537,840
		1,876,620

Information Technology - 28.1%

Semiconductors and Semiconductor Equipment - 3.0%
20,000	Broadcom Corp. - CL A	691,600
26,000	Skyworks Solutions Inc.*	612,690
		1,304,290

Software & Services - 15.5%
25,000	eBay Inc.*	1,210,250
1,800	Google Inc.*	1,358,100
3,000	MasterCard Inc. - CL A	1,354,440
39,000	Microsoft Corp.	1,161,420
2,000	Red Hat Inc.*	113,880
5,500	Salesforce.com Inc.*	839,795
6,000	Visa Inc. - CL A	805,680
		6,843,565

Technology Hardware & Equipment - 9.6%
3,100	Apple Inc.	2,068,506
40,000	Cisco Systems Inc.	763,600
25,000	EMC Corp.*	681,750
12,000	QUALCOMM Inc.	749,880
		4,263,736

Materials - 4.1%

Materials - 4.1%
10,000	Monsanto Co.	910,200
8,000	PPG Industries Inc.	918,720
		1,828,920

Total Common Stocks		40,712,411
(Cost $36,612,485) (a)

Exchange Traded Funds - 4.9%

15,000	SPDR S&P 500 ETF Trust	2,158,950

Total Exchange Traded Funds		2,158,950
(Cost $2,049,136) (a)

Mutual Funds - 3.0%

1,344,799	AIM Liquid Assets Portfolio	1,344,799
	- Institutional Class

Total Mutual Funds		1,344,799
(Cost $1,344,799) (a)

Total Investments - 100.2%		44,216,160
(Cost $40,006,420) (a)

Other Net Assets Less Liabilities - (0.2%)		(81,938)

Net Assets - 100%		44,134,222

(a)

 Cost for book and tax purposes is $40,006,420 the aggregate gross unrealized appreciation is $5,127,109 and aggregate gross unrealized depreciation is $917,369, resulting in net unrealized appreciation of $4,209,740.

(b)

American Depository Receipt (ADR).

(c)

* Non-income producing security.

Various inputs are used in determining the value of the fund’s investments relating to Fair Value Measurements and Disclosures Topic, of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification.

These inputs are summarized in the three broad levels listed below:

* Level 1 - quoted prices in active markets for identical securities;

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

* Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the respective Funds' investments at September 30, 2012, based on the inputs used to value them (in thousands):

INVESTMENTS IN SECURITIES (unaudited)
TYPE OF INVESTMENTS	LEVEL I	LEVEL II	LEVEL III	TOTAL

MONETTA FUND
Common Stocks	$40,712	$0	$0	$40,712
Exchange Traded Funds	$2,159	$0	$0	$2,159
Money Market Funds	$1,345	$0	$0	$1,345
FUND TOTAL	$44,216	$0	$0	$44,216

For additional category information for the investments in securities presented above, please refer to the Monetta Fund's Schedule of Investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

ITEM 2. CONTROLS AND PROCEDURES

a)

The registrant's principal executive officer and principal financial officer have  concluded  that the registrant's disclosure  controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report that includes the  disclosure required by this paragraph, based on their evaluation of these controls and  procedures required by Rule  30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17  CFR   240.13a-15(b) or 240.15d-15(b)).

b)

There were no significant changes in the  registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3. EXHIBITS

Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Monetta Funds, Inc.

By (Signature and Title)*                /s/ ROBERT S. BACARELLA

-------------------------------------------------------------------

Robert S. Bacarella, Principal Executive Officer

Date                                                  November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/  ROBERT S. BACARELLA

--------------------------------------------------------------------

Robert S. Bacarella, Principal Executive Officer

Date                                                  November 28, 2012

By (Signature and Title)*               /s/  ROBERT J. BACARELLA

-----------------------------------------------------------------------

Robert J. Bacarella, Principal Financial Officer

Date                                                  November 28, 2012